INCOME TAXES - Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 894	$ 766
Additions based on tax positions related to the current year	41	128
Reductions for tax positions of prior years	(472)	0
Balance at end of year	$ 463	$ 894